EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments and Changes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized (in years)	12 years	12 years	12 years
Expense for savings plan and DC Plans	CAD 52	CAD 41	CAD 37
Cash Payments for Employee Post-Retirement Benefits [Abstract]
Savings and DC Plans	52	41	37
Total cash contributions	171	143	CAD 116
Change in Plan Assets
Plan assets at fair value – beginning of year	2,636
Plan assets at fair value – end of year	3,562	2,636
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)	189	18
Other long-term liabilities (Note 15)	CAD (448)	CAD (380)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings (in years)	3 years
Expected average remaining service life of employees over which past service costs are amortized (in years)	9 years	9 years	9 years
Cash Payments for Employee Post-Retirement Benefits [Abstract]
DB Plans and Other post-retirement benefit plans	CAD 111	CAD 96	CAD 73
Change in Benefit Obligation
Benefit obligation – beginning of year	2,780	2,658
Service cost	107	108	85
Interest cost	127	115	113
Employee contributions	4	4
Benefits paid	(204)	(129)
Actuarial loss/(gain)	111	(57)
Acquisition of Columbia	527	0
Settlement loss	2	0
Foreign exchange rate changes	2	81
Benefit obligation – end of year	3,456	2,780	2,658
Change in Plan Assets
Plan assets at fair value – beginning of year	2,591	2,398
Actual return on plan assets	227	160
Employer contributions	111	96	73
Employee contributions	4	4
Benefits paid	(204)	(129)
Acquisition of Columbia	475	0
Foreign exchange rate changes	4	62
Plan assets at fair value – end of year	3,208	2,591	2,398
Funded Status – Plan Deficit	(248)	(189)
Amounts recognized in the Balance Sheet
Other long-term liabilities (Note 15)	(248)	(189)
Net	(248)	(189)
Pension Benefit Plans | Canada
Employee post-retirement benefits
Letter of credit to the DB Plan	20	33	47
Total amount outstanding under letters of credit	233	214
Other Post-Retirement Benefit Plans
Cash Payments for Employee Post-Retirement Benefits [Abstract]
DB Plans and Other post-retirement benefit plans	8	6	6
Change in Benefit Obligation
Benefit obligation – beginning of year	225	216
Service cost	3	3	2
Interest cost	13	10	10
Employee contributions	2	0
Benefits paid	(16)	(7)
Actuarial loss/(gain)	(8)	(11)
Acquisition of Columbia	151	0
Settlement loss	0	0
Foreign exchange rate changes	2	14
Benefit obligation – end of year	372	225	216
Change in Plan Assets
Plan assets at fair value – beginning of year	45	39
Actual return on plan assets	14	(1)
Employer contributions	8	6	6
Employee contributions	2	0
Benefits paid	(16)	(7)
Acquisition of Columbia	294	0
Foreign exchange rate changes	7	8
Plan assets at fair value – end of year	354	45	CAD 39
Funded Status – Plan Deficit	(18)	(180)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)	189	18
Accounts payable and other	(7)	(7)
Other long-term liabilities (Note 15)	(200)	(191)
Net	CAD (18)	CAD (180)